Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2024
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations	Exceptional items and remeasurements from continuing operations

	2024	2023	2022
	£m	£m	£m
Included within operating profit
Exceptional items:
Transaction, separation and integration costs[1]	(44)	(117)	(223)
Cost efficiency programme	(65)	(100)	(42)
IFA fire	92	130	—
Changes in environmental provisions	(496)	176	—
Provision for UK electricity balancing costs	(498)	—	—
Net gain on disposal of NECO	—	511	—
Net gain on disposal of Millennium Pipeline Company LLC	—	335	—
New operating model implementation costs	—	—	(24)
Release of St William Homes LLP deferred income	—	—	189
Net gain on disposal of St William Homes LLP	—	—	228
Environmental insurance recovery	—	—	38
	(1,011)	935	166
Remeasurements – commodity contract derivatives	24	(350)	392
	(987)	585	558
1.Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group in the years presented.
Details of remeasurements, tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2024	2023	2022
	£m	£m	£m
Included within operating profit from continuing operations	(987)	585	558
Included within finance income and costs
Remeasurements:
Net gains/(losses) on financial assets at fair value through profit and loss	4	(28)	(15)
Net gains on financing derivatives	11	82	74
	15	54	59
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Net losses on financial instruments	(64)	(19)	(56)
Total included within profit before tax	(1,036)	620	561
Included within tax
Exceptional items – movements arising on items not included in profit before tax:
Deferred tax charge arising as a result of UK tax rate change	—	—	(458)
Tax on exceptional items	159	(316)	(28)
Tax on remeasurements	(7)	75	(103)
	152	(241)	(589)
Total exceptional items and remeasurements after tax	(884)	379	(28)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	(852)	619	(320)
Remeasurements after tax	(32)	(240)	292
Total exceptional items and remeasurements after tax	(884)	379	(28)